J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

February 25, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of the Funds (the “Funds”) listed on Appendix A hereto
File No.811-22903 and 333-191837

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”) and (2) the Investment Company Act of 1940, as amended (“1940 Act”), Pre-Effective Amendment No. 1 (Amendment No. 1 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed with respect to the Funds listed on Appendix A to provide more detail for the initial Fund (originally JPMorgan Global Equity ETF, renamed JPMXF Diversified Return Global Equity ETF), add two new Funds to the Registration Statement, to incorporate comments as indicated to the SEC staff in correspondence dated February 25, 2014, and to add required exhibits.

If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin

February 25, 2014

J.P. Morgan Exchange-Traded Fund Trust

Appendix A

JPMXF Diversified Return Global Equity ETF

JPMXF Diversified Return International Ex-North America Equity ETF

JPMXF Diversified Return Emerging Markets Equity ETF